WARRANTS (Details)		1 Months Ended	3 Months Ended
	Feb. 03, 2021 item	Dec. 31, 2020 D item $ / shares	Mar. 31, 2021 D item $ / shares
CIK 0001836935 Centricus Acquisition Corp.
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		1 year
Public Warrants expiration term		5 years
Threshold period for filling registration statement after business combination		20 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Period of time within which registration statement is expected to become effective		60 days
Redemption period		90 days
Threshold number of business days before sending notice of redemption to warrant holders | item	3
Threshold issue price per share		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		180.00%
Warrants
Class of Warrant or Right [Line Items]
Threshold issue price per share			$ 9.20
Percentage of gross proceeds on total equity proceeds			60.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)			180.00%
Warrants | CIK 0001836935 Centricus Acquisition Corp.
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination			30 days
Public Warrants exercisable term from the closing of the initial public offering			1 year
Public Warrants expiration term			5 years
Threshold period for filling registration statement after business combination			20 days
Period of time within which registration statement is expected to become effective			60 days
Threshold issue price per share			$ 9.20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)			115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)			180.00%
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)			$ 18.00
Minimum threshold written notice period for redemption of public warrants			30 days
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | CIK 0001836935 Centricus Acquisition Corp.
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold consecutive trading days for redemption of public warrants | D		30	30
Threshold number of business days before sending notice of redemption to warrant holders		3	3
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)			$ 10.00
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | CIK 0001836935 Centricus Acquisition Corp.
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00	10.00
Redemption price per public warrant (in dollars per share)		$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Threshold consecutive trading days for redemption of public warrants | D		30	30
Threshold number of business days before sending notice of redemption to warrant holders | item		3	3
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | CIK 0001836935 Centricus Acquisition Corp.
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants | D		20	20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | CIK 0001836935 Centricus Acquisition Corp.
Class of Warrant or Right [Line Items]
Threshold trading days for redemption of public warrants | D		20	20